Disaggregated revenue and Concentration (Details 2)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Purchase Member
Concentration	76.70%	93.70%	83.50%	88.40%	77.39%	81.42%
Accounts Payble Member
Concentration			64.00%		174.50%	0.00%
Supplier Customer A Member | Purchase Member
Concentration	0.00%	62.80%	32.50%	33.80%	33.09%	77.01%
Supplier Customer A Member | Accounts Payble Member
Concentration			0.00%		0.00%
Supplier Customer B Member | Purchase Member
Concentration	3.70%	9.60%	4.90%	8.40%	12.25%	0.00%
Supplier Customer B Member | Accounts Payble Member
Concentration			4.90%		74.50%	0.00%
Supplier Customer C [Member] | Purchase Member
Concentration	0.00%	0.80%	0.00%	27.80%	23.80%	0.00%
Supplier Customer C [Member] | Accounts Payble Member
Concentration			0.00%		0.00%
Supplier Customer D [Member] | Purchase Member
Concentration	41.90%	2.00%	7.00%	8.30%	8.25%	4.41%
Supplier Customer D [Member] | Accounts Payble Member
Concentration			59.10%		0.00%	0.00%
Supplier Customer F Member | Purchase Member
Concentration	0.00%	18.50%	3.20%	10.00%
Supplier Customer F Member | Accounts Payble Member
Concentration			0.00%		100.00%
Supplier Customer G [Member] | Purchase Member
Concentration	13.20%	0.00%	19.10%	0.00%
Supplier Customer G [Member] | Accounts Payble Member
Concentration			0.00%		0.00%
Supplier Customer E Member | Purchase Member
Concentration	0.00%	0.00%	13.60%	0.00%
Supplier Customer E Member | Accounts Payble Member
Concentration			0.00%		0.00%
Supplier Customer H Member | Purchase Member
Concentration	17.90%	0.00%	3.30%	0.00%
Supplier Customer H Member | Accounts Payble Member
Concentration			0.00%		0.00%